Subsequent Events (Details) - USD ($)	Feb. 14, 2022	Jul. 02, 2022	Feb. 15, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Principal amount					$ 30,568,000
Class A Common Stock
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Class B Common stock
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Subsequent event | Blocker Merger
Subsequent Event [Line Items]
Number of shares right to receive	11,923,940
Subsequent event | QualTek Merger
Subsequent Event [Line Items]
Number of shares right to receive	18,764,898
Common Stock, Par or Stated Value Per Share	$ 0.0001
Number of shares issued/issuable in business combination	16,160,418
Cash available after payment of merger	$ 161,604,181
Principal amount	$ 124,685,000
Purchase price percentage	98.00%
Initial Conversion price	$ 10.00
Offering related expenses	$ 5,000,000
Subsequent event | QualTek Merger | February 2022 - Convertible Notes
Subsequent Event [Line Items]
Principal amount	$ 124,685,000
Subsequent event | QualTek Merger | Class A Common Stock
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Number of shares received with contribution	21,571,283
Subsequent event | QualTek Merger | Common Units
Subsequent Event [Line Items]
Number of shares received with contribution	16,160,418
Subsequent event | Blocker Owners and holders of QualTek Units
Subsequent Event [Line Items]
Equity Value	$ 294,318,544
Equity Interests issued as consideration for any acquisitions prior to the Closing	$ 10,000,000
Subsequent event | BCP AIV Investor Holdings-3, L.P | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	3,642,750
Subsequent event | BCP Strategic AIV Investor Holdings-2, L.P | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	4,184,290
Subsequent event | BCP QualTek Investor Holdings, L.P | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	4,096,901
Subsequent event | BCP QualTek, LLC | Class B Common stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	11,780,782
Subsequent event | BCP QualTek, LLC | Common Units
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	11,780,782
Subsequent event | BCP QualTek II LLC,.
Subsequent Event [Line Items]
Acquisition debt	$ 30,557,501
Subsequent event | BCP QualTek II LLC,. | Class B Common stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	2,158,223
Subsequent event | BCP QualTek II LLC,. | Common Units
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	2,158,223
Subsequent event | QualTek Management HoldCo, LLC | Class B Common stock
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	4,825,893
Subsequent event | QualTek Management HoldCo, LLC | Common Units
Subsequent Event [Line Items]
Number of shares issued/issuable in business combination	4,825,893
Subsequent event | Revolving credit facility
Subsequent Event [Line Items]
Maximum availability	$ 103,500,000		$ 115,000,000